Income tax (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tax Credit Carryforward, Amount	$ 3,643
Tax Credit Carryforward, Year of Expiration	2019
Deferred Tax Assets Cash Flow Hedging Term	11 years
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	494	(13)	0
Other Comprehensive Income Loss, Valuation Allowance Tax	(650)	0	0
Deferred Tax Assets, Net of Valuation Allowance	1,900
Unrecognized Tax Benefits		$ 2,289